Heather J. Thenell

Senior Counsel – Insurance Products and Operations Law

General Counsel’s Office

Thrivent Financial for Lutherans

4321 North Ballard Road

Appleton, Wisconsin 54919

April 17, 2008

Rebecca A. Marquigny

Senior Counsel

Office of Insurance Products

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Re:	Pre-Effective Amendment No. 2 to Thrivent Variable Life Account I

Filing Nos. 333-148578 & 811-08289

Dear Ms. Marquigny:

Thank you for your verbal comments on April 16, 2008. As requested, we are responding to your comments with both a pre-effective amendment to the registration statement as well as this letter.

1.	COMMENT: Fee Tables. All charges should reflect the Maximum first, followed by the Minimum.

RESPONSE: We have reversed all of the Minimum and Maximum charges so that Maximum charges precede Minimum charges.

2.	COMMENT: Fee Tables. Throughout the Fee Tables, in the “When Deducted” and “Amount Deducted” columns, move all explanations concerning variations on charges to the footnotes, to reduce the amount of information in the Tables. See Item 3, Instruction 1(f). It is acceptable to add the word “Maximum” to the “Amount Deducted” heading and/or any other similar manner of communicating this point.

RESPONSE: We have moved all the information regarding variations on charges to the footnotes. We have added the word “Maximum” to applicable “Amount Deducted” column headings and we additionally now state in the introductory paragraph that charges are the maximum unless otherwise indicated. We have removed all extra wording.

3.	COMMENT: Fee Tables. The Premium Tax footnote should state the current range of premium tax charges (lowest state to highest state) which we reserve the right to charge.

RESPONSE: We have added a range of 0% to 5% to the premium tax footnote.

4.	COMMENT: Fee Tables. Footnotes 2, 4, 7, and 8 should reference the appropriate section in the prospectus rather than attempting to explain complex concepts in footnotes.

RESPONSE: We have deleted the last two sentences of original Footnote 2 (which is now Footnote 3), and all explanations in the original Footnotes 4, 7 and 8 (which are now Footnotes 9 and 13). In place of the deleted explanations, we reference the appropriate section in the prospectus.

5.	COMMENT: Fee Tables. Illustration of Hypothetical Values. Add a footnote indicating that before purchase, illustrations are provided at no cost.

RESPONSE: We have added a footnote indicating that before purchase, illustrations are provided at no cost.

6.	COMMENT: Fee Tables. Debt Interest. Indicate that this is gross interest. Add a footnote explaining that the interest charges result in an increase in Debt daily.

RESPONSE: We have revised the Debt Interest footnotes as requested.

7.	COMMENT: Fee Tables. Total Annual Fund Operating Expenses. Move the following language out of the introductory paragraph and into a footnote: “The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2007 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new portfolios, amounts are based on estimates for the current fiscal year.”

RESPONSE: We have moved the above language into the footnotes as requested.

8.	COMMENT: The Variable Account and the Portfolios, page 19. You suggested, but are not requiring, the addition of information on how the contract owner may obtain additional copies of the prospectus, for example, by contacting their Thrivent financial representative or the Thrivent customer service center.

RESPONSE: As discussed, Thrivent does provide a supplement to each variable contract owner when there are changes to the variable account or portfolios. Thrivent will consider adding the above verbiage to a future version of the prospectus.

9.	COMMENT: State Variations, page 26. You asked us to confirm in this letter that all material provisions of the contract are disclosed in the prospectus.

RESPONSE: Thrivent hereby confirms that all material provisions of the contract are disclosed in the prospectus.

10. COMMENT: Partial Surrenders and Surrenders, page 33. Add the words, “because the” before the statement “Death Benefit is greater than the Face Amount.” Additionally, revise the second to last sentence on the page to read, “A Decrease Charge applies to any partial surrender that causes us to decrease the Face Amount in the first 10 Contract years or 10 years after an increase in Face Amount.”

RESPONSE: We have added the words and revised the sentence as requested.

A request to accelerate the effective date of the registration statement to April 22, 2008 or as soon thereafter as practicable is filed herewith.

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, in response to a request of the staff of the Commission, we acknowledge that it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Thrivent Financial for Lutherans from its responsibility for the adequacy and accuracy of the disclosure in the filing. We further acknowledge that we may not assert this action as defense in any proceeding initiated by the Commission under the federal securities laws of the United States except to the extent otherwise legally permissible.

Thank you for your comments.

Sincerely,

/s/ Heather J. Thenell

Heather J. Thenell

Senior Counsel – Insurance Products and Operations Law

cc: James M. Odland